Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about derivative financial instruments
The fair values of derivatives by category are as follows:

	2021			2020
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current	457	(145)	312	93	(380)	(287)
Non-current	542	(754)	(212)	1,249	(954)	295
	999	(899)	100	1,342	(1,334)	8

Financing derivatives	942	(767)	175	1,267	(1,134)	133
Commodity contract derivatives	57	(132)	(75)	75	(200)	(125)
	999	(899)	100	1,342	(1,334)	8
The fair values of financing derivatives by type are as follows:

	2021			2020
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	325	(159)	166	556	(337)	219
Cross-currency interest rate swaps	601	(351)	250	643	(514)	129
Foreign exchange forward contracts¹	16	(74)	(58)	58	(39)	19
Inflation-linked swaps	—	(183)	(183)	—	(234)	(234)
Equity options	—	—	—	10	(10)	—
	942	(767)	175	1,267	(1,134)	133
1.    Included within the foreign exchange forward contracts balance are £32 million (2020: £3 million) of derivative liabilities in relation to the hedging of capital expenditure and a deal-contingent foreign exchange forward contract liability of £9 million (2020: £nil) in relation to the disposal of NECO (see note 10).
The notional contract amounts of financing derivatives by type are as follows:

	2021	2020
	£m	£m
Interest rate swaps	(2,259)	(3,101)
Cross-currency interest rate swaps	(8,389)	(8,097)
Foreign exchange forward contracts	(4,651)	(3,284)
Inflation-linked swaps	(500)	(500)
Equity options	—	(800)
	(15,799)	(15,782)
The fair values of commodity contract derivatives by type are as follows:

	2021			2020
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of gas	44	(94)	(50)	64	(108)	(44)
Derivative financial instruments linked to commodity prices
Electricity capacity	2	—	2	—	—	—
Electricity swaps	10	(33)	(23)	4	(83)	(79)
Electricity options	—	(1)	(1)	—	—	—
Gas swaps	1	(3)	(2)	7	(8)	(1)
Gas options	—	(1)	(1)	—	(1)	(1)
	57	(132)	(75)	75	(200)	(125)
The notional quantities of commodity contract derivatives by type are as follows:

	2021	2020
Forward purchases of gas[1]	36m Dth	102m Dth
Electricity swaps	12,321 GWh	12,836 GWh
Gas swaps	47m Dth	89m Dth
Gas options	40m Dth	26m Dth
1.    Forward gas purchases have terms up to five years (2020: four years). The contractual obligations under these contracts are £104 million (2020: £128 million).

Disclosure of maturity analysis for derivative financial liabilities
The maturity profile of financing derivatives is as follows:

	2021			2020
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	428	(70)	358	62	(254)	(192)
	428	(70)	358	62	(254)	(192)
Non-current
In 1 to 2 years	10	(14)	(4)	480	(51)	429
In 2 to 3 years	24	(12)	12	13	(5)	8
In 3 to 4 years	62	(80)	(18)	20	(28)	(8)
In 4 to 5 years	4	(42)	(38)	31	(109)	(78)
More than 5 years	414	(549)	(135)	661	(687)	(26)
	514	(697)	(183)	1,205	(880)	325
	942	(767)	175	1,267	(1,134)	133
The maturity profile of commodity contract derivatives is as follows:

	2021			2020
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	29	(75)	(46)	31	(126)	(95)
	29	(75)	(46)	31	(126)	(95)
Non-current
In 1 to 2 years	7	(24)	(17)	8	(35)	(27)
In 2 to 3 years	7	(16)	(9)	9	(24)	(15)
In 3 to 4 years	7	(7)	—	8	(12)	(4)
In 4 to 5 years	6	(5)	1	7	(1)	6
More than 5 years	1	(5)	(4)	12	(2)	10
	28	(57)	(29)	44	(74)	(30)
	57	(132)	(75)	75	(200)	(125)